Warrants (Schedule of Warrant Activity) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Number
Outstanding - Beginning of year | shares		1,573,411	1,474,477
Granted | shares		395,850	343,100
Exercised | shares	[1]	(203,595)	(139,877)
Expired | shares			(12,500)
Outstanding - End of year | shares		1,636,236	1,573,411
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 4.63	$ 4.12
Granted | $ / shares		5.50	6.39
Exercised | $ / shares		2.42	2.32
Expired | $ / shares			2.37
Outstanding - End of year | $ / shares		$ 4.93	$ 4.63
Warrants [Member]
Number
Outstanding - Beginning of year | shares		134,766	192,458
Granted | shares		3,069,501
Exercised | shares		(611,888)	(14,423)
Expired | shares		(134,766)	(43,269)
Outstanding - End of year | shares		2,457,613	134,766
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 6.53	$ 5.84
Granted | $ / shares		3.72
Exercised | $ / shares		3.72	4.22
Expired | $ / shares		6.53	4.22
Outstanding - End of year | $ / shares		$ 3.72	$ 6.53
Amount
Opening balance | $		$ 332	$ 415
Granted | $		3,775
Exercised | $		(753)	(21)
Expired | $		(332)	(62)
Closing balance | $		$ 3,022	$ 332

[1]	Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.